Segment reporting	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
The Group distinguishes three divisions: the Marine division, the H2 Infra division and the H2 Industry division. These three divisions operate in different markets and eight operating segments are identified.
•Marine: the Marine division is the largest division in the Group. It builds, owns, operates and designs a wide range of low and zero-carbon ships and features a fleet with hydrogen-powered vessels such as Crew Transfer Vessels, ferries, Commissioning Service Operations Vessels and tugboats, alongside large bulk carriers, container ships, chemical and crude oil tankers. The Marine division consists of 6 operating segments: Euronav, Bocimar, Delphis, Bochem, Windcat, and Port vessels. For the content of these operating segments, please see item 20 in Note 1.

•H2 Infra: the H2 Infra division is developing and securing the green molecule supply. The Company integrates and manages key technology and infrastructure for the production and distribution of green hydrogen and ammonia.

•H2 Industry: H2 Industry is a provider of scalable dual-fuel industrial applications. Its proven combustion technology enables the company to develop heavy-duty hydrogen-powered applications.

Although not all operating segments meet the definition of a reportable segment in IFRS 8, the Group voluntarily discloses the related information since reported in this way to the CODM.

The segment profit or loss figures and key assets as set out below are presented to the Chief Operating Decision Maker (CODM) and the Management Board on at least a quarterly basis to help the key decision makers in evaluating the respective segments. Following the acquisition of CMB.TECH Enterprises in February 2024, the markets in which the Group operates have expanded. Consequently, the Group has decided to update its segment reporting to reflect these changes. Additionally, please note that the Floating Storage Units (FSOs) have been incorporated into the Euronav segment under the Euronav brand name.

The Group has two clients in the Marine division that each represented 8% (of which one is on timecharter contract) of the Marine division's total revenue in 2024 (2023: one client which represented 6% (timecharter contract), in 2022 one client which represented 8% (timecharter contract)). All the other clients represent less than 7% of total revenues of the Marine division.

The Group's internal organizational and management structure does not distinguish any geographical segments.
Consolidated statement of financial position

(in thousands of USD)	December 31, 2024
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total
ASSETS
Vessels	1,456,324	648,600	220,935	244,259	47,023	343	2,617,484	—	—	—	2,617,484
Assets under construction	129,332	272,292	4,055	26,217	189,706	6,803	628,405	—	—	—	628,405
Right-of-use assets	761	—	—	—	543	—	1,304	176	430	—	1,910
Other tangible assets	391	—	—	—	372	12,328	13,091	6,613	1,924	—	21,628
Prepayments	—	—	—	—	—	—	—	948	709	—	1,657
Intangible assets	13,080	—	—	—	—	2,837	15,917	—	270	—	16,187
Receivables	49,762	—	—	—	8,727	37,161	95,650	225	—	(20,799)	75,076
Investments	45,919	—	—	—	3,417	61	49,397	9,610	2,799	—	61,806
Deferred tax assets	465	—	7,531	—	—	2,078	10,074	—	—	—	10,074

Total non-current assets	1,696,034	920,892	232,521	270,476	249,788	61,611	3,431,322	17,572	6,132	(20,799)	3,434,227

Total current assets	393,114	31,856	7,403	5,455	40,383	540,216	1,018,427	1,444	18,711	(567,763)	470,819

TOTAL ASSETS	2,089,148	952,748	239,924	275,931	290,171	601,827	4,449,749	19,016	24,843	(588,562)	3,905,046

EQUITY and LIABILITIES

Total equity	504,775	5,162	53,150	4,711	30,355	557,748	1,155,901	17,320	19,103	—	1,192,324

Bank and other loans	945,286	248,482	64,539	25,406	159,842	7,314	1,450,869	—	—	—	1,450,869
Other notes	198,887	—	—	—	—	—	198,887	—	—	—	198,887
Other borrowings	133,916	304,323	79,512	149,611	—	11,678	679,040	—	—	(11,679)	667,361
Lease liabilities	520	—	—	—	412	—	932	159	360	—	1,451
Employee benefits	1,060	—	—	—	—	—	1,060	—	—	—	1,060
Deferred tax liabilities	—	—	—	—	12	—	12	—	426	—	438

Total non-current liabilities	1,279,669	552,805	144,051	175,017	160,266	18,992	2,330,800	159	786	(11,679)	2,320,066

Total current liabilities	304,704	394,781	42,723	96,203	99,550	25,087	963,048	1,537	4,954	(576,883)	392,656

TOTAL EQUITY and LIABILITIES	2,089,148	952,748	239,924	275,931	290,171	601,827	4,449,749	19,016	24,843	(588,562)	3,905,046

(in thousands of USD)	December 31, 2023
	Marine	Less: Eliminations	Total
	Euronav
ASSETS
Vessels	1,629,570	—	1,629,570
Assets under construction	106,513	—	106,513
Right-of-use assets	32,936	—	32,936
Other tangible assets	644	—	644
Prepayments	—	—	—
Intangible assets	14,194	—	14,194
Receivables	2,888	—	2,888
Investments	518	—	518
Deferred tax assets	280	—	280

Total non-current assets	1,787,543	—	1,787,543

Total current assets	1,631,737	—	1,631,737

TOTAL ASSETS	3,419,280	—	3,419,280

EQUITY and LIABILITIES

Total equity	2,357,373	—	2,357,373

Bank and other loans	362,235	—	362,235
Other notes	198,219	—	198,219
Other borrowings	71,248	—	71,248
Lease liabilities	3,363	—	3,363
Other payables	146	—	146
Employee benefits	1,669	—	1,669
Provisions	274	—	274

Total non-current liabilities	637,154	—	637,154

Total current liabilities	424,753	—	424,753

TOTAL EQUITY and LIABILITIES	3,419,280	—	3,419,280
Consolidated statement of profit or loss

(in thousands of USD)	December 31, 2024
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total
Revenue	742,342	98,428	26,513	32,200	39,668	1,498	940,649	—	—	(403)	940,246
Gains on disposal of vessels/other tangible assets	619,398	—	15,621	—	—	—	635,019	—	—	—	635,019
Other operating income	49,510	—	—	—	17	1,615	51,142	389	11,424	(12,295)	50,660
Total shipping income	1,411,250	98,428	42,134	32,200	39,685	3,113	1,626,810	389	11,424	(12,698)	1,625,925

Operating expenses
Raw materials and consumables	—	—	—	—	—	—	—	—	(3,735)	—	(3,735)
Voyage expenses and commissions	(132,107)	(38,776)	(246)	(1,538)	(1,637)	(6)	(174,310)	—	—	—	(174,310)
Vessel operating expenses	(150,252)	(12,367)	(5,720)	(9,828)	(21,304)	(175)	(199,646)	—	—	—	(199,646)
Charter hire expenses	(98)	—	—	—	(40)	—	(138)	—	—	—	(138)
Loss on disposal of vessels/other tangible assets	(2)	—	—	—	—	—	(2)	—	—	—	(2)
Depreciation tangible assets	(120,892)	(15,446)	(6,051)	(7,537)	(9,759)	(1,917)	(161,602)	(774)	(772)	—	(163,148)
Depreciation intangible assets	(1,586)	—	—	—	—	(1,267)	(2,853)	—	(28)	—	(2,881)
Impairment losses	—	—	—	—	—	—	—	—	(1,847)		(1,847)
General and administrative expenses	(44,679)	(2,050)	(734)	(372)	(9,406)	(17,324)	(74,565)	(4,206)	(11,693)	12,698	(77,766)

Total operating expenses	(449,616)	(68,639)	(12,751)	(19,275)	(42,146)	(20,689)	(613,116)	(4,980)	(18,075)	12,698	(623,473)

RESULT FROM OPERATING ACTIVITIES	961,634	29,789	29,383	12,925	(2,461)	(17,576)	1,013,694	(4,591)	(6,651)	—	1,002,452

Finance income	31,173	43	(7)	—	11,738	(1,758)	41,189	(5)	10	(2,505)	38,689
Finance expenses	(126,165)	(19,931)	(8,652)	(9,224)	(5,814)	(1,771)	(171,557)	(8)	(279)	2,505	(169,339)
Net finance expenses	(94,992)	(19,888)	(8,659)	(9,224)	5,924	(3,529)	(130,368)	(13)	(269)	—	(130,650)

Share of profit (loss) of equity accounted investees (net of income tax)	398	—	—	—	(354)	—	44	(302)	1,178	—	920

Profit (loss) before income tax	867,040	9,901	20,724	3,701	3,109	(21,105)	883,370	(4,906)	(5,742)	—	872,722

Income tax expense	(7,431)	(61)	2,118	(2)	261	3,846	(1,269)	59	(683)	—	(1,893)

Profit (loss) for the period	859,609	9,840	22,842	3,699	3,370	(17,259)	882,101	(4,847)	(6,425)	—	870,829

Attributable to:
Owners of the company	859,609	9,840	22,842	3,699	3,370	(17,259)	882,101	(4,847)	(6,425)	—	870,829

(in thousands of USD)	December 31, 2023			December 31, 2022
	Marine	Less: Eliminations	Total	Marine	Less: Eliminations	Total
	Euronav			Euronav
Revenue	1,235,127	—	1,235,127	854,669	—	854,669
Gains on disposal of vessels/other tangible assets	372,444	—	372,444	96,160	—	96,160
Other operating income	23,316	—	23,316	15,141	—	15,141
Total shipping income	1,630,887	—	1,630,887	965,970	—	965,970

Operating expenses
Voyage expenses and commissions	(142,090)	—	(142,090)	(175,187)	—	(175,187)
Vessel operating expenses	(231,033)	—	(231,033)	(216,094)	—	(216,094)
Charter hire expenses	(4,500)	—	(4,500)	(5,769)	—	(5,769)
Losses on disposal of vessels/other tangible assets	—	—	—	(347)	—	(347)
Depreciation tangible assets	(219,428)	—	(219,428)	(221,576)	—	(221,576)
Depreciation intangible assets	(1,612)	—	(1,612)	(1,021)	—	(1,021)
General and administrative expenses	(62,532)	—	(62,532)	(51,702)	—	(51,702)
Total operating expenses	(661,195)	—	(661,195)	(671,696)	—	(671,696)

RESULT FROM OPERATING ACTIVITIES	969,692	—	969,692	294,274	—	294,274

Finance income	67,168	—	67,168	27,140	—	27,140
Finance expenses	(171,897)	—	(171,897)	(133,009)	—	(133,009)
Net finance expenses	(104,729)	—	(104,729)	(105,869)	—	(105,869)

Share of profit (loss) of equity accounted investees (net of income tax)	(927)	—	(927)	17,650	—	17,650

Profit (loss) before income tax	864,036	—	864,036	206,055	—	206,055

Income tax expense	(6,009)	—	(6,009)	(2,804)	—	(2,804)

Profit (loss) for the period	858,027	—	858,027	203,251	—	203,251

Attributable to:
Owners of the company	858,027	—	858,027	203,251	—	203,251
Overview of capital expenses per segment

(in thousands of USD)	December 31, 2024
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total
Capital expenses	262,320	463,274	135,339	147,959	100,172	7,993	1,117,057	3,016	1,397	—	1,121,470

(in thousands of USD)	December 31, 2023			December 31, 2022
	Marine	Less: Eliminations	Total	Marine	Less: Eliminations	Total
	Euronav			Euronav
Capital expenses	338,662	—	338,662	540,240	—	540,240